Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
January 31, 2023
AEA-NPRT1-0423
1.813062.118
Common Stocks - 95.8%
	Shares	Value ($)
Bermuda - 0.3%
Huanxi Media Group Ltd. (a)	9,447,142	1,458,964
Cayman Islands - 26.7%
Agora, Inc. ADR (a)	202,475	787,628
Akeso, Inc. (a)(b)	607,194	3,693,664
Alibaba Group Holding Ltd. (a)	1,375,393	18,909,823
Alibaba Group Holding Ltd. sponsored ADR (a)	194,882	21,475,996
Antengene Corp. (a)(b)	1,432,917	944,618
Archosaur Games, Inc. (a)(b)	974,401	527,105
Bairong, Inc. (a)(b)	859,753	1,310,304
BC Technology Group Ltd. (a)	1,369,314	538,467
Bilibili, Inc. ADR (a)	231,041	5,776,025
Boqii Holding Ltd. ADR (a)(c)	75,273	136,997
Frontage Holdings Corp. (a)(b)	8,075,601	2,870,705
Innovent Biologics, Inc. (a)(b)	329,417	1,794,154
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	99,300	81,284
Kangji Medical Holdings Ltd. (c)	651,342	772,456
KE Holdings, Inc. ADR (a)	353,532	6,483,777
Kindstar Globalgene Technology, Inc. (a)(b)	2,918,765	857,849
Li Auto, Inc. Class A (a)	284,027	3,475,421
Meituan Class B (a)(b)	341,273	7,629,458
Microport Cardioflow Medtech Corp. (a)(b)(c)	5,654,948	2,334,456
Ming Yuan Cloud Group Holdings Ltd.	3,897,739	3,663,252
New Horizon Health Ltd. (a)(b)	874,930	3,405,381
Pinduoduo, Inc. ADR (a)	125,879	12,333,624
RLX Technology, Inc. ADR (a)	315,906	783,447
Sea Ltd. ADR (a)	123,210	7,940,885
Smoore International Holdings Ltd. (b)(c)	934,180	1,408,245
Sunac China Holdings Ltd. (a)(d)	2,393,047	457,786
Tencent Holdings Ltd.	94,673	4,613,313
Trip.com Group Ltd. (a)	76,000	2,795,694
Trip.com Group Ltd. ADR (a)	50,600	1,860,056
Wuxi Biologics (Cayman), Inc. (a)(b)	614,780	5,133,664
Zai Lab Ltd. (a)	212,466	888,704
Zai Lab Ltd. ADR (a)	44,726	1,884,754
TOTAL CAYMAN ISLANDS		127,568,992
China - 16.6%
Anhui Korrun Co. Ltd. (A Shares)	586,006	1,463,741
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	15,262	243,973
Beijing Shiji Information Technology Co. Ltd. (A Shares)	1,864,283	4,730,727
Beijing Sinohytec Co. Ltd. (A Shares)	198,220	2,502,529
BYD Co. Ltd. (H Shares)	128,000	4,053,447
DBAPPSecurity Ltd. (A Shares) (a)	32,100	911,683
Empyrean Technology Co. Ltd. (A Shares)	108,000	1,481,720
Estun Automation Co. Ltd.:
(A Shares)	1,567,800	6,079,582
(A Shares)	337,000	1,306,811
Glodon Co. Ltd. (A Shares)	432,615	4,197,995
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	460,469	1,317,757
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	251,156	3,137,970
Guizhou Zhenhua E-Chem, Inc. (A Shares)	245,100	1,747,051
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	215,108	3,719,864
Hundsun Technologies, Inc. (A Shares)	526,770	3,694,919
Jiangxi Copper Co. Ltd. (A Shares)	988,000	2,860,025
Joinn Laboratories China Co. Ltd. (A Shares)	281,269	2,659,507
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	558,429	591,581
Pharmaron Beijing Co. Ltd. (A Shares)	254,348	2,803,450
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	391,300	1,950,359
Shenzhen Inovance Technology Co. Ltd. (A Shares)	509,126	5,389,072
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	89,706	4,436,594
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	88,700	1,126,061
Sungrow Power Supply Co. Ltd. (A Shares)	328,300	6,358,474
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	1,130,801	2,206,795
Weihai Guangwei Composites Co. Ltd. (A Shares)	312,228	3,342,770
WuXi AppTec Co. Ltd. (H Shares) (b)	392,402	5,098,886
TOTAL CHINA		79,413,343
Germany - 2.1%
Delivery Hero AG (a)(b)	137,631	8,262,322
Shop Apotheke Europe NV (a)(b)(c)	24,024	1,723,768
TOTAL GERMANY		9,986,090
Hong Kong - 2.5%
AIA Group Ltd.	783,393	8,858,332
Hong Kong Exchanges and Clearing Ltd.	65,275	2,935,912
TOTAL HONG KONG		11,794,244
India - 13.9%
Amber Enterprises India Ltd. (a)	35,652	836,670
Asian Paints Ltd.	49,819	1,667,214
Aster DM Healthcare Ltd. (a)(b)	293,168	764,324
Bajaj Finance Ltd.	18,430	1,335,107
Computer Age Management Services Private Ltd.	149,825	4,197,878
Delhivery Private Ltd.	197,967	733,575
Devyani International Ltd. (a)	745,521	1,414,799
Dixon Technologies India Ltd.	62,829	2,073,012
HDFC Asset Management Co. Ltd. (b)	70,467	1,635,056
HDFC Bank Ltd. (a)	116,785	2,303,055
Hindustan Aeronautics Ltd.	143,680	4,506,042
Housing Development Finance Corp. Ltd.	134,573	4,341,440
Indian Energy Exchange Ltd. (b)	483,054	823,361
Infosys Ltd.	272,287	5,139,508
Kotak Mahindra Bank Ltd.	95,487	2,031,621
Page Industries Ltd.	2,393	1,175,337
Reliance Industries Ltd.	418,708	12,104,312
Sapphire Foods India Ltd. (a)	107,081	1,710,755
Tata Consultancy Services Ltd.	79,377	3,283,143
Tata Motors Ltd. (a)	529,065	2,952,685
Vijaya Diagnostic Centre Pvt Ltd.	58,123	294,343
Voltas Ltd.	114,124	1,125,093
Zomato Ltd. (a)	15,782,514	9,691,586
TOTAL INDIA		66,139,916
Indonesia - 0.4%
PT Bank Central Asia Tbk	3,677,072	2,086,772
Japan - 5.6%
Demae-Can Co. Ltd. (a)(c)	381,486	1,264,821
Freee KK (a)	134,269	3,545,577
Hennge K.K. (a)	121,517	964,479
Money Forward, Inc. (a)	244,817	9,078,663
Renesas Electronics Corp. (a)	244,300	2,512,895
SHIFT, Inc. (a)	17,366	3,241,116
Z Holdings Corp.	2,026,628	5,896,919
TOTAL JAPAN		26,504,470
Korea (South) - 6.7%
Gabia, Inc.	64,100	653,657
ILJIN Hysolus Co. Ltd. (a)	2,200	59,514
Kakao Pay Corp. (a)	86,461	4,315,668
LG Energy Solution (a)	1,465	622,378
Samsung Electronics Co. Ltd.	495,085	24,630,217
SK Hynix, Inc.	20,870	1,507,975
TOTAL KOREA (SOUTH)		31,789,409
Mauritius - 0.9%
MakeMyTrip Ltd. (a)(c)	151,339	4,385,804
Netherlands - 1.2%
ASML Holding NV (Netherlands)	3,544	2,344,879
NXP Semiconductors NV	17,906	3,300,255
Yandex NV Series A (a)(d)	79,813	273,746
TOTAL NETHERLANDS		5,918,880
Singapore - 3.1%
DBS Group Holdings Ltd.	131,200	3,591,767
Oversea-Chinese Banking Corp. Ltd.	542,500	5,360,093
United Overseas Bank Ltd.	258,100	5,866,778
TOTAL SINGAPORE		14,818,638
Taiwan - 10.7%
GlobalWafers Co. Ltd.	115,000	2,015,936
MediaTek, Inc.	72,000	1,738,085
Taiwan Semiconductor Manufacturing Co. Ltd.	2,447,393	43,151,281
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	41,900	3,885,387
TOTAL TAIWAN		50,790,689
United Kingdom - 0.8%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/23/23 (a)(b)	79,000	1,647,792
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(b)	65,020	2,097,252
TOTAL UNITED KINGDOM		3,745,044
United States of America - 4.0%
ATRenew, Inc. ADR (a)	69,977	195,236
Li Auto, Inc. ADR (a)(c)	212,620	5,294,238
NVIDIA Corp.	30,352	5,929,870
onsemi (a)	44,734	3,285,712
Snap, Inc. Class A (a)	355,295	4,107,210
Space Exploration Technologies Corp. Class A (a)(d)(e)	6,000	462,000
TOTAL UNITED STATES OF AMERICA		19,274,266
Vietnam - 0.3%
Vietnam Dairy Products Corp.	428,640	1,411,241
TOTAL COMMON STOCKS (Cost $452,907,214)		457,086,762

Preferred Stocks - 2.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
China - 0.7%
ByteDance Ltd. Series E1 (a)(d)(e)	11,980	2,371,082
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	65,318	717,192
		3,088,274
Nonconvertible Preferred Stocks - 1.3%
China - 0.4%
ZKH Group Ltd. Series F (d)	4,697,991	2,208,056
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	92,044	4,125,351
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,333,407
TOTAL PREFERRED STOCKS (Cost $7,987,091)		9,421,681

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	8,576,854	8,578,569
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	9,419,459	9,420,401
TOTAL MONEY MARKET FUNDS (Cost $17,998,970)		17,998,970

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $478,893,275)	484,507,413
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(7,373,817)
NET ASSETS - 100.0%	477,133,596

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,085,997 or 12.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,550,274 or 0.7% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	927,721

Space Exploration Technologies Corp. Class A	2/16/21	251,994

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	3,541,744	24,175,112	19,138,287	37,566	-	-	8,578,569	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	15,212,785	34,831,166	40,623,550	105,727	-	-	9,420,401	0.0%
Total	18,754,529	59,006,278	59,761,837	143,293	-	-	17,998,970

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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